Note 11 - Borrowings (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Debt Disclosure [Abstract]
Short-term Debt, Weighted Average Interest Rate	0.568%	0.60%
Line of Credit Facility, Maximum Borrowing Capacity (in Yen)	¥ 10,750,000